Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000168965
Shareholder Report [Line Items]
Class Name	Class A Shares
Trading Symbol	PPFAX
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.PrincetonPremiumFund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$112	2.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.20%	[1]
AssetsNet	$ 291,474,503
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 2,379,277
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$291,474,503
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$2,379,277
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	12.4%
U.S. Government & Agencies	87.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Money Market Funds	12.1%
U.S. Treasury Obligations	85.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.5910%, 05/05/26	8.9%
United States Treasury Bill, 3.2410%, 04/07/26	7.9%
United States Treasury Bill, 3.6380%, 06/02/26	7.8%
United States Treasury Bill, 3.6290%, 06/09/26	7.8%
United States Treasury Bill, 3.5590%, 04/28/26	7.2%
United States Treasury Bill, 3.6260%, 06/16/26	7.2%
United States Treasury Bill, 3.6460%, 06/23/26	7.1%
United States Treasury Bill, 3.6400%, 06/30/26	6.8%
United States Treasury Bill, 3.6380%, 05/26/26	6.5%
United States Treasury Bill, 3.4600%, 04/14/26	6.2%

C000168967
Shareholder Report [Line Items]
Class Name	Class I Shares
Trading Symbol	PPFIX
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.PrincetonPremiumFund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$99	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.95%	[2]
AssetsNet	$ 291,474,503
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 2,379,277
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$291,474,503
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$2,379,277
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	12.4%
U.S. Government & Agencies	87.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Money Market Funds	12.1%
U.S. Treasury Obligations	85.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.5910%, 05/05/26	8.9%
United States Treasury Bill, 3.2410%, 04/07/26	7.9%
United States Treasury Bill, 3.6380%, 06/02/26	7.8%
United States Treasury Bill, 3.6290%, 06/09/26	7.8%
United States Treasury Bill, 3.5590%, 04/28/26	7.2%
United States Treasury Bill, 3.6260%, 06/16/26	7.2%
United States Treasury Bill, 3.6460%, 06/23/26	7.1%
United States Treasury Bill, 3.6400%, 06/30/26	6.8%
United States Treasury Bill, 3.6380%, 05/26/26	6.5%
United States Treasury Bill, 3.4600%, 04/14/26	6.2%

[1]	Annualized
[2]	Annualized